UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01835

Pioneer Series Trust XI
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Core
Equity Fund

NQ| September 30, 2018

Ticker Symbols: Class A PIOTX Class C PCOTX Class K PCEKX Class R CERPX Class Y PVFYX

Shares		Value
	UNAFFILIATED ISSUERS - 101.2%
	COMMON STOCKS - 98.2% of Net Assets
	AUTOMOBILES & COMPONENTS - 2.1%
	Auto Parts & Equipment - 1.5%
315,385	Aptiv PLC	$26,460,801
	Motorcycle Manufacturers - 0.6%
206,807	Harley-Davidson, Inc.	$9,368,357
	Total Automobiles & Components	$35,829,158
	BANKS - 8.2%
	Diversified Banks - 7.1%
3,021,126	Bank of America Corp.	$89,002,372
318,850	JPMorgan Chase & Co.	35,979,034
		$124,981,406
	Regional Banks - 1.1%
1,245,987	Huntington Bancshares, Inc.	$18,590,126
	Total Banks	$143,571,532
	CAPITAL GOODS - 11.8%
	Aerospace & Defense - 4.1%
967,748	BAE Systems Plc (A.D.R.)	$31,848,587
195,437	Raytheon Co.	40,389,010
		$72,237,597
	Building Products - 1.5%
698,004	Masco Corp.	$25,546,946
	Electrical Components & Equipment - 2.3%
529,257	Emerson Electric Co.	$40,530,501
	Industrial Conglomerates - 0.5%
71,342	Carlisle Cos., Inc.	$8,689,456
	Industrial Machinery - 1.7%
198,633	Stanley Black & Decker, Inc.	$29,087,816
	Trading Companies & Distributors - 1.7%
181,858(a)	United Rentals, Inc.	$29,751,969
	Total Capital Goods	$205,844,285
	CONSUMER SERVICES - 1.7%
	Restaurants - 1.7%
19,382(a)	Chipotle Mexican Grill, Inc.	$8,809,507
236,940	Yum! Brands, Inc.	21,540,215
	Total Consumer Services	$30,349,722
	DIVERSIFIED FINANCIALS - 5.1%
	Asset Management & Custody Banks - 0.5%
63,936	Affiliated Managers Group, Inc.	$8,741,330
	Consumer Finance - 1.2%
273,245	Discover Financial Services	$20,889,580
	Investment Banking & Brokerage - 1.7%
279,732	Morgan Stanley	$13,027,119
191,905	Raymond James Financial, Inc.	17,664,855
		$30,691,974
	Specialized Finance - 1.7%
392,548	Intercontinental Exchange, Inc.	$29,397,920
	Total Diversified Financials	$89,720,804
	ENERGY - 6.5%
	Integrated Oil & Gas - 3.0%
816,400	TOTAL SA (A.D.R.)	$52,567,996
	Oil & Gas Equipment & Services - 3.2%
391,275	Halliburton Co.	$15,858,376
420,333	National Oilwell Varco, Inc.	18,107,946
361,693	Schlumberger, Ltd.	22,034,337
		$56,000,659
	Oil & Gas Refining & Marketing - 0.3%
102,111	PBF Energy, Inc.	$5,096,360
	Total Energy	$113,665,015
	FOOD & STAPLES RETAILING - 2.0%
	Hypermarkets & Super Centers - 2.0%
145,594	Costco Wholesale Corp.	$34,197,119
	Total Food & Staples Retailing	$34,197,119
	FOOD, BEVERAGE & TOBACCO - 2.7%
	Soft Drinks - 2.7%
421,157	PepsiCo., Inc.	$47,085,353
	Total Food, Beverage & Tobacco	$47,085,353
	HEALTH CARE EQUIPMENT & SERVICES - 6.2%
	Health Care Equipment - 1.8%
565,407(a)	Boston Scientific Corp.	$21,768,169
241,753(a)	Hologic, Inc.	9,907,038
		$31,675,207
	Health Care Services - 2.1%
208,124(a)	Laboratory Corp. of America Holdings	$36,146,976
Shares		Value
	Health Care Supplies - 0.6%
37,883	Cooper Cos., Inc.	$10,499,274
	Managed Health Care - 1.7%
90,884	Humana, Inc.	$30,766,052
	Total Health Care Equipment & Services	$109,087,509
	HOUSEHOLD & PERSONAL PRODUCTS - 3.0%
	Household Products - 3.0%
625,063	Procter & Gamble Co.	$52,023,993
	Total Household & Personal Products	$52,023,993
	INSURANCE - 5.1%
	Insurance Brokers - 2.2%
459,872	Marsh & McLennan Cos., Inc.	$38,040,612
	Life & Health Insurance - 1.7%
289,574	Prudential Financial, Inc.	$29,339,638
	Property & Casualty Insurance - 1.2%
299,563	Progressive Corp.	$21,280,955
	Total Insurance	$88,661,205
	MATERIALS - 2.0%
	Metal & Glass Containers - 0.3%
122,828	Ball Corp.	$5,403,204
	Paper Packaging - 0.5%
236,347	Sealed Air Corp.	$9,489,332
	Specialty Chemicals - 1.2%
77,491	Ecolab, Inc.	$12,149,039
76,958	HB Fuller Co.	3,976,420
33,542	International Flavors & Fragrances, Inc.	4,666,363
		$20,791,822
	Total Materials	$35,684,358
	MEDIA & ENTERTAINMENT - 1.4%
	Advertising - 0.8%
213,140	Omnicom Group, Inc.	$14,497,783
	Movies & Entertainment - 0.6%
170,353(a)	Live Nation Entertainment, Inc.	$9,279,128
	Total Media & Entertainment	$23,776,911
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.5%
	Biotechnology - 0.7%
27,905(a)	Regeneron Pharmaceuticals, Inc.	$11,274,736
	Life Sciences Tools & Services - 0.6%
17,107(a)	Mettler-Toledo International, Inc.	$10,417,821
	Pharmaceuticals - 1.2%
29,295(a)	Elanco Animal Health, Inc.	$1,022,103
223,524	Zoetis, Inc.	20,465,857
		$21,487,960
	Total Pharmaceuticals, Biotechnology & Life Sciences	$43,180,517
	REAL ESTATE - 0.2%
	Diversified REIT - 0.2%
98,738	Liberty Property Trust	$4,171,681
	Total Real Estate	$4,171,681
	RETAILING - 7.9%
	Apparel Retail - 1.7%
267,788	TJX Cos., Inc.	$29,997,612
	General Merchandise Stores - 1.2%
191,503	Dollar General Corp.	$20,931,278
	Home Improvement Retail - 2.6%
215,601	Home Depot, Inc.	$44,661,747
	Internet & Direct Marketing Retail - 2.4%
21,565(a)	Booking Holdings, Inc.	$42,784,960
	Total Retailing	$138,375,597
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
	Semiconductors - 2.2%
445,139(a)	Micron Technology, Inc.	$20,133,637
404,477	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	17,861,704
	Total Semiconductors & Semiconductor Equipment	$37,995,341
	SOFTWARE & SERVICES - 17.1%
	Data Processing & Outsourced Services - 2.2%
250,703	Visa, Inc.	$37,628,013
	Home Entertainment Software - 0.6%
86,241(a)	Electronic Arts, Inc.	$10,391,178
	Internet Software & Services - 6.5%
62,912(a)	Alphabet, Inc.	$75,939,817
312,837(a)	eBay, Inc.	10,329,878
172,551(a)	Facebook, Inc.	28,377,738
		$114,647,433
	Systems Software - 7.8%
702,450	Microsoft Corp.	$80,339,206
Shares		Value
	Systems Software - (continued)
743,295	Oracle Corp.	$38,324,290
132,959(a)	Red Hat, Inc.	18,119,653
		$136,783,149
	Total Software & Services	$299,449,773
	TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
	Technology Distributors - 1.0%
206,254	CDW Corp.	$18,340,106
	Total Technology Hardware & Equipment	$18,340,106
	TELECOMMUNICATION SERVICES - 4.7%
	Integrated Telecommunication Services - 4.7%
2,123,078	AT&T, Inc.	$71,292,959
467,881	CenturyLink, Inc.	9,919,077
	Total Telecommunication Services	$81,212,036
	TRANSPORTATION - 3.6%
	Air Freight & Logistics - 2.3%
163,777	FedEx Corp.	$39,435,864
	Railroads - 1.3%
204,815	Kansas City Southern	$23,201,443
	Total Transportation	$62,637,307
	UTILITIES - 1.2%
	Electric Utilities - 1.2%
289,052	American Electric Power Co., Inc.	$20,488,006
	Total Utilities	$20,488,006
	TOTAL COMMON STOCKS
	(Cost $1,487,508,381)	$1,715,347,328
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.3% of Net Assets
8,700,000(b)	U.S. Treasury Bills, 10/4/18	$8,698,533
8,800,000(b)	U.S. Treasury Bills, 10/11/18	8,794,998
22,050,000(b)	U.S. Treasury Bills, 10/18/18	22,028,472
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $39,522,931)	$39,522,003
	TEMPORARY CASH INVESTMENTS - 0.7% of Net Assets
	REPURCHASE AGREEMENTS - 0.7%
5,195,000	$5,195,000 ScotiaBank, 2.25%, dated 9/28/18 plus accrued interest on 10/1/18	$5,195,000
	collateralized by the following:
	$1,774,284 Freddie Mac Giant, 4.5%, 10/1/47
	$3,525,609 Federal National Mortgage Association, 4.5% - 5.0%, 6/1/48 - 7/1/48
3,685,000	$3,685,000 TD Securities USA LLC, 2.22%, dated 9/28/18 plus accrued interest on 10/1/18	3,685,000
	collateralized by $3,758,750 U.S. Treasury Bonds, 3.8%, 11/15/43
2,720,000	$2,720,000 TD Securities USA LLC, 2.24%, dated 9/28/18 plus accrued interest on 10/1/18	2,720,000
	collateralized by $2,774,400 Federal National Mortgage Association, 4.0%, 3/1/48
		$11,600,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $11,600,000)	$11,600,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 101.2%
	(Cost $1,538,631,312)	$1,766,469,331
	OTHER ASSETS AND LIABILITIES - (1.2)%	($20,512,176)
	NET ASSETS - 100.0%	$1,745,957,155

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,715,347,328	$–	$–	$1,715,347,328
U.S. Government and Agency Obligations	–	39,522,003	–	39,522,003
Repurchase Agreements	–	11,600,000	–	11,600,000
Total Investments in Securities	$1,715,347,328	$51,122,003	$–	$1,766,469,331

During the nine months ended September 30, 2018, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust XI

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date November 28, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date November 28, 2018

* Print the name and title of each signing officer under his or her signature.